Financial assets measured at fair value (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Equity price risk [member]
Disclosure of financial assets [line items]
Equity investments measured fair value through other comprehensive income	¥ 77.9	¥ 92.4